Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt

Note 7. Debt

As of March 31, 2022 and December 31, 2021, the Company’s debt consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Senior notes payable	$7,798	$5,035
Debt issue costs, net	(60)	(479)
Refinanced convertible note, related party	5,330	5,330
Revolving line of credit, related party	2,747	-
Obligations under secured borrowing arrangement	6,592	6,446
Total current debt	$22,407	$16,331

Senior Notes Payable

On October 13, 2021, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain institutional investors as purchasers (the “Investors”). Pursuant to the Securities Purchase Agreement, the Company sold, and the Investors purchased, $8,197,674 million (the “Purchase Price”) in principal amount of senior notes (the “Senior Notes”) and warrants (the “Warrants”).

The Senior Notes were issued with an original issue discount of 14%, bear no interest and mature after 6 months, on April 13, 2022. To secure its obligations thereunder and under the Securities Purchase Agreement, the Company has granted a security interest over substantially all of its assets to the collateral agent for the benefit of the Investors, pursuant to a pledge and security agreement.

The maturity date of the Senior Notes was extended to May 28, 2022, on April 12, 2022. The maturity date of the Senior Notes also may be extended under other circumstances specified therein. Subsequent to the extension, interest accrued from April 13, 2022 at 18% per annum until the Senior Notes are paid in full. The Company is undertaking various initiatives to improve gross margins to become cash flow positive prior to the maturity of the Senior Notes. These initiatives include improving cost of goods sold on certain raw materials. There can be no assurance the Company will be able to successfully implement such initiatives on a timely basis or at all or that it otherwise will meet the conditions required to extend the Senior Notes. If the Company is unable to extend the Senior Notes or elects not to do so, the Company will be required to repay the Senior Notes through equity issuances, additional borrowings, cash flows from operations and/or other sources of liquidity.

The Warrants are exercisable for five (5) years to purchase 17,355,700 shares of the Company’s common stock, par value $0.001 per share, at an exercise price of $0.78, subject to adjustment under certain circumstances described in the Warrants. The Warrants have a face value of $4.4 million which is recorded in Additional Paid-In Capital.

In conjunction with the private placement of Senior Notes and Warrants, each of the directors and officers of the Company entered into lock-up agreements, which prohibited sales of the Common Stock until after April 11, 2022, subject to certain exceptions.

The issuance of the Senior Notes and Warrants was made in reliance on the exemption provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), for the offer and sale of securities not involving a public offering, and Regulation D promulgated under the Securities Act. In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants (detachable call options) are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. The portion of the proceeds so allocated to the warrants shall be accounted for as additional paid-in capital. The remainder of the proceeds shall be allocated to the debt instrument portion of the transaction.

November 2020 Convertible Note, Related Party

On November 29, 2020, the Company entered into a refinancing agreement with Mr. Ryan Drexler, (the “November 2020 Refinancing”), in which the Company issued to Mr. Drexler a convertible secured promissory note (the November 2020 “Convertible Note”) in the original principal amount of $2.9 million, which amended and restated a convertible secured promissory note dated as of August 21, 2020. The $2.9 million November 2020 Convertible Note bears interest at the rate of 12% per annum. Unless earlier converted or repaid, all outstanding principal and any accrued but unpaid interest under the November 2020 Convertible Note shall be due and payable on July 1, 2021, however the Company and Mr. Drexler agreed to an extension on August 13, 2021 until July 14, 2022. Any interest not paid when due shall be capitalized and added to the principal amount of the November 2020 Convertible Note and bear interest on the applicable interest payment date along with all other unpaid principal, capitalized interest, and other capitalized obligations.

Mr. Drexler may, at any time, and from time to time, upon written notice to the Company, convert the outstanding principal and accrued interest into shares of Common Stock, at a conversion price of $0.23 per share. At the election of the Company, one-sixth of the interest may be paid in kind (“PIK Interest”) by adding such amount to the principal amount of the note, or through the issuance of shares of the Company’s common stock to Mr. Drexler. The PIK Interest is convertible to common stock at the closing price per share on the last business day of each calendar quarter. In no event will the conversion price of such PIK Interest be less than $0.10. The Company may prepay the Note by giving Mr. Drexler between 15-days’ and 60-days’ notice depending upon the specific circumstances, subject to Mr. Drexler’s conversion right.

The November 2020 Convertible Note contains customary restrictions on the ability of the Company to, among other things, grant liens or incur indebtedness other than certain obligations incurred in the ordinary course of business. The restrictions are also subject to certain additional qualifications and carveouts, as set forth in the November 2020 Convertible Note. The November 2020 Convertible Note is subordinated to certain other indebtedness of the Company held by Prestige Capital Corporation (“Prestige”) and the Senior Notes.

For the three months ended March 31, 2022 and 2021, interest expense related to the related party convertible secured promissory note was $0.085 million and $0.085 million, respectively. During the three months ended March 31, 2022, no interest was paid in cash to Mr. Drexler; during the three months ended March 31, 2021 $0.085 million of interest was paid in cash to Mr. Drexler.

August 2021 Convertible Note, Related Party

On October 15, 2020, the Company entered into a secured revolving promissory note (the “Revolving Note”) with Mr. Ryan Drexler. Under the terms of the Revolving Note, the Company can borrow up to $3.0 million. The Revolving Note bears interest at the rate of 12% per annum. The funds were used for the purchase of whey protein and other general corporate purposes. Both the outstanding principal, if any, and all accrued interest under the Revolving Note were due on March 31, 2021, which was not paid.

On August 13, 2021, the Company issued to Ryan Drexler (the “Holder”) a convertible secured promissory note (the “August 2021 Convertible Note”) in the original principal amount of $2.5 million, replacing the Revolving Note.

The August 2021 Convertible Note bears interest at the rate of 12% per annum. Interest payments are due on the last day of each calendar quarter. At the Company’s option (as determined by its independent directors), the Company may repay up to one sixth of any interest payment by either adding such amount to the principal amount of the August 2021 Convertible Note or by converting such interest amount into an equivalent amount of the Company’s common stock, $0.001 par value per share (the “Common Stock”). Any interest not paid when due shall be capitalized and added to the principal amount of the August 2021 Convertible Note and bear interest on the applicable interest payment date along with all other unpaid principal, capitalized interest, and other capitalized obligations. Both the principal and any accrued but unpaid interest under the August 2021 Convertible Note will be due on July 14, 2022, unless converted or repaid earlier.

The Holder may, at any time, and from time to time, upon written notice to the Company, convert the outstanding principal and accrued interest into shares of Common Stock, at a conversion price equal to the closing price of the common stock on October 15, 2021. The Company may prepay the August 2021 Convertible Note by giving the Holder between 15 and 60 days’ notice depending upon the specific circumstances, subject to the Holder’s conversion right.

The August 2021 Convertible Note contains customary events of default, including, among others, the failure by the Company to make a payment of principal or interest when due. Following an event of default, at the option of the Holder and upon written notice to the Company, or automatically under certain circumstances, all outstanding principal and accrued interest will become due and payable. The August 2021 Convertible Note also contains customary restrictions on the ability of the Company to, among other things, grant liens or incur indebtedness other than certain obligations incurred in the ordinary course of business. The restrictions are also subject to certain additional qualifications and carveouts, as set forth in the August 2021 Convertible Note. The August 2021 Convertible Note is subordinated to certain other indebtedness of the Company held by Prestige Corporation (“Prestige”) and the Senior Notes.

For the three months ended March 31, 2022, interest expense related to the related party convertible secured promissory note was $0.122 million and there was no interest expense related to this note for the three months ended March 31, 2021. During the three months ended March 31, 2022 and 2021 no interest was paid in cash to Mr. Drexler.

Revolving Line of Credit, Related Party

On March 8, 2022, the Company entered into an Unsecured Revolving Promissory Note (the “Note”) with the Mr. Ryan Drexler. Under the terms of the Note, proceeds may be used solely to finance the production of orders from its largest customer or any of its affiliates or subsidiaries. The Note does not contain a cap on borrowings thereunder. However, further advances under the Note are at the discretion of the Lender. Outstanding balances under the Note accrue interest at the rate of 18% per annum. Prior to maturity, the Company generally may pay down principal balances and re-borrow under the Note, subject to the discretion of the Lender to advance funds under the Note. The Note contains customary events of default and acceleration provisions.

The Note is subordinate to the 14% Original Issue Discount Senior Secured Notes previously issued by the Company. Under the terms of the First Amendment to Intercreditor and Subordination Agreement, dated as of March 8, 2022, between the Company, Ryan Drexler and Empery Tax Efficient, LP (the “Amendment”), principal but not interest due under the Note generally may be repaid out of payments received by the Company in respect of accounts receivable financed pursuant to the Note.

The related party revolving line of credit balance as of March 31, 2022 was $2.7 million and was zero on at March 31, 2021.

For the three months ended March 31, 2022 and 2021 total related party debt was $8.1 million and $4.6 million, respectively.

For the three months ended March 31, 2022, interest expense related to the revolving line of credit, related party was $0.106 million.

Obligations Under Secured Borrowing Arrangement

In January 2016, the Company entered into a Purchase and Sale Agreement (the “Purchase and Sale Agreement”) with Prestige, pursuant to which the Company agreed to sell and assign, and Prestige agreed to buy and accept, certain accounts receivable owed to the Company (“Accounts”). Under the terms of the Purchase and Sale Agreement, upon the receipt and acceptance of each assignment of Accounts, Prestige will pay the Company 80% of the net face amount of the assigned Accounts, up to a maximum total borrowing of $12.5 million subject to sufficient amounts of accounts receivable to secure the loan. The remaining 20% will be paid to the Company upon collection of the assigned Accounts, less any chargebacks (including chargebacks for any customer amounts that remain outstanding for over 90 days), disputes, or other amounts due to Prestige. Prestige’s purchase of the assigned Accounts from the Company will be at a discount fee which varies from 0.7% to 4%, based on the number of days outstanding from the assignment of Accounts to collection of the assigned Accounts. In addition, the Company granted Prestige a continuing security interest in and first priority lien upon all accounts receivable, inventory, fixed assets, general intangibles, and other assets. Prestige will have no recourse against the Company if payments are not made due to the insolvency of an account debtor within 90 days of invoice date, with the exception of international and certain domestic customers. On April 10, 2019, the Company and Prestige amended the terms of the agreement. The agreement was extended until April 1, 2020 and automatically renews for one (1) year periods unless either party receives written notice of cancellation from the other, at minimum, thirty (30) days prior to the expiration date thereafter.

On June 14, 2021, Prestige advanced the Company $1.0 million with a six-month term, 15% interest rate and 2% accommodation fee.

On July 26, 2021, Prestige advanced the Company $1.0 million with a six-month term and a 15% interest rate. In addition, there was an accommodation fee equal to 1% of the amount advanced plus 18,750 stock options.

On October 12, 2021, the June 14, 2021 and July 26, 2021 the total Prestige advance $2.0 million was extended to the date of the termination of the senior secured note offering, which is in April 2022, and was extended to May 28 2022.

For the three months ended March 31, 2022 and 2021, the Company assigned Prestige accounts with an aggregate face amount of approximately $6.3 million and $11.4 million, respectively. For the three months ended March 31, 2022 and 2021, the Company made payments to Prestige in the amounts of $6.1 million and $13.8 million, respectively, in cash. As of March 31, 2022 and December 31, 2021, we had outstanding borrowings of approximately $6.6 million and $6.4 million, respectively.

Paycheck Protection Program Loan

Due to economic uncertainty as a result of the ongoing pandemic (“COVID-19”), on May 14, 2020, the Company received an aggregate principal amount of $964,910 pursuant to the borrowing arrangement (“Note”) with Harvest Small Business Finance, LLC (“HSBF”) and agreed to pay the principal amount plus interest at a 1% fixed interest rate per year, on the unpaid principal balance. The Note includes forgiveness provisions in accordance with the requirements of the Paycheck Protection Program, Section 1106 of the CARES Act.

The Note was expected to mature on May 16, 2025. Payments were due by November 16, 2020 (the “Deferment Period”) and interest was accrued during the Deferment Period. However, the Flexibility Act, which was signed into law on June 5, 2020, extended the Deferment Period to the date that the forgiven amount is remitted by the United States Small Business Administration (“SBA”) to HSBF.

On October 25, 2021, the Company received a letter from HSBF indicating the Company’s SBA PPP loan has been forgiven in full by HSBF and was recorded as a $964,910 gain on forgiveness of debt located in other income-loan forgiveness.

Note 10 . Debt

As of December 31, 2021 and 2020, the Company’s debt consisted of the following (in thousands):

	As of December 31,
	2021	2020
Senior notes payable	$5,035	$—
Refinanced convertible note, related party	5,330	2,872
Revolving line of credit, related party	—	743
Obligations under secured borrowing arrangement	6,446	7,098
Notes Payable	210	167
Paycheck Protection Program Loan	—	965
Total Debt	$17,021	$11,845
Less: current portion	(17,021)	(10,881)
Long term debt	$-	$964

Senior Notes Payable

On October 13, 2021, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain institutional investors as purchasers (the “Investors”). Pursuant to the Securities Purchase Agreement, the Company sold, and the Investors purchased, $8,197,674 million (the “Purchase Price”) in principal amount of senior notes (the “Senior Notes”) and warrants (the “Warrants”).

The Senior Notes were issued with an original issue discount of 14%, bear no interest and mature after 6 months, on April 13, 2022. To secure its obligations thereunder and under the Securities Purchase Agreement, the Company has granted a security interest over substantially all of its assets to the collateral agent for the benefit of the Investors, pursuant to a pledge and security agreement.

The maturity date of the Senior Notes may be extended to May 28, 2022 if no event of default has occurred and is continuing and cash flows from operating and investing activities (but not cash flows from financing activities) of the Company and its subsidiaries was positive for March 2022 and no event of default is reasonably expected to occur on or before April 30, 2022 and the sum of cash flows from operating and investing activities (but not from financing activities) of the Company and its subsidiaries will be positive for April 2022. The maturity date of the Senior Notes also may be extended under other circumstances specified therein. If the maturity date is extended, interest will accrue on and from April 13, 2022 at 18% per annum until the Senior Notes are paid in full. The Company is undertaking various initiatives to improve gross margins to become cash flow positive prior to the maturity of the Senior Notes. These initiatives include improving cost of goods on certain raw materials., there can be no assurance the Company will be able to successfully implement such initiatives on a timely basis or at all or that it otherwise will meet the conditions required to extend the Senior Notes. If the Company is unable to extend the Senior Notes or elects not to do so, the Company will be required to repay the Senior Notes through equity issuances, additional borrowings, cash flows from operations and/or other sources of liquidity. For additional information, please refer to “Note 19 – Subsequent Events.”

The Warrants are exercisable for five (5) years to purchase 17,355,700 shares of the Company’s common stock, par value $0.001 per share, at an exercise price of $0.78, subject to adjustment under certain circumstances described in the Warrants. The Warrants have a face value of $4.4 million which is recorded in Additional Paid-In Capital.

In conjunction with the private placement of Senior Notes and Warrants, each of the directors and officers of the Company entered into lock-up agreements, which prohibit sales of the Common Stock until after April 11, 2022, subject to certain exceptions.

The issuance of the Senior Notes and Warrants was made in reliance on the exemption provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), for the offer and sale of securities not involving a public offering, and Regulation D promulgated under the Securities Act. In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants (detachable call options) are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. The portion of the proceeds so allocated to the warrants shall be accounted for as additional paid-in capital. The remainder of the proceeds shall be allocated to the debt instrument portion of the transaction.

November 2020 Convertible Note, Related Party

On November 29, 2020, the Company entered into a refinancing agreement with Mr. Ryan Drexler, (the “November 2020 Refinancing”), in which the Company issued to Mr. Drexler a convertible secured promissory note (the November 2020 “Convertible Note”) in the original principal amount of $2.9 million, which amended and restated a convertible secured promissory note dated as of August 21, 2020. The $2.9 million November 2020 Convertible Note bears interest at the rate of 12% per annum. Unless earlier converted or repaid, all outstanding principal and any accrued but unpaid interest under the November 2020 Convertible Note shall be due and payable on July 1, 2021. Any interest not paid when due shall be capitalized and added to the principal amount of the November 2020 Convertible Note and bear interest on the applicable interest payment date along with all other unpaid principal, capitalized interest, and other capitalized obligations.

Mr. Drexler may, at any time, and from time to time, upon written notice to the Company, convert the outstanding principal and accrued interest into shares of Common Stock, at a conversion price of $0.23 per share. At the election of the Company, one-sixth of the interest may be paid in kind (“PIK Interest”) by adding such amount to the principal amount of the note, or through the issuance of shares of the Company’s common stock to Mr. Drexler. The PIK Interest is convertible to common stock at the closing price per share on the last business day of each calendar quarter. In no event will the conversion price of such PIK Interest be less than $0.10. The Company may prepay the Note by giving Mr. Drexler between 15-days’ and 60-days’ notice depending upon the specific circumstances, subject to Mr. Drexler’s conversion right.

The November 2020 Convertible Note contains customary restrictions on the ability of the Company to, among other things, grant liens or incur indebtedness other than certain obligations incurred in the ordinary course of business. The restrictions are also subject to certain additional qualifications and carveouts, as set forth in the November 2020 Convertible Note. The November 2020 Convertible Note is subordinated to certain other indebtedness of the Company held by Prestige Capital Corporation (“Prestige”) and the Senior Notes.

For the years ended December 31, 2021 and 2020, interest expense related to the related party convertible secured promissory notes was $0.5 million and $0.3 million, respectively. During the years ended December 31, 2021 and 2020, interest paid in cash to Mr. Drexler was $0.466 million and $0.031 million respectively.

Revolving Line of Credit, Related Party

On October 15, 2020, the Company entered into a secured revolving promissory note (the “Revolving Note”) with Mr. Ryan Drexler. Under the terms of the Revolving Note, the Company can borrow up to $3.0 million. The Revolving Note bears interest at the rate of 12% per annum. The funds were used for the purchase of whey protein and other general corporate purposes. Both the outstanding principal, if any, and all accrued interest under the Revolving Note were due on March 31, 2021, which was not paid.

On August 13, 2021, the Company issued to Ryan Drexler (the “Holder”) a convertible secured promissory note (the “August 2021 Convertible Note”) in the original principal amount of $2.5 million, replacing the Revolving Note.

The August 2021 Convertible Note bears interest at the rate of 12% per annum. Interest payments are due on the last day of each calendar quarter. At the Company’s option (as determined by its independent directors), the Company may repay up to one sixth of any interest payment by either adding such amount to the principal amount of the August 2021 Convertible Note or by converting such interest amount into an equivalent amount of the Company’s common stock, $0.001 par value per share (the “Common Stock”). Any interest not paid when due shall be capitalized and added to the principal amount of the August 2021 Convertible Note and bear interest on the applicable interest payment date along with all other unpaid principal, capitalized interest, and other capitalized obligations. Both the principal and any accrued but unpaid interest under the August 2021 Convertible Note will be due on July 14, 2022, unless converted or repaid earlier.

The Holder may, at any time, and from time to time, upon written notice to the Company, convert the outstanding principal and accrued interest into shares of Common Stock, at a conversion price equal to the closing price of the common stock on October 15, 2021. The Company may prepay the August 2021 Convertible Note by giving the Holder between 15 and 60 days’ notice depending upon the specific circumstances, subject to the Holder’s conversion right.

The August 2021 Convertible Note contains customary events of default, including, among others, the failure by the Company to make a payment of principal or interest when due. Following an event of default, at the option of the Holder and upon written notice to the Company, or automatically under certain circumstances, all outstanding principal and accrued interest will become due and payable. The August 2021 Convertible Note also contains customary restrictions on the ability of the Company to, among other things, grant liens or incur indebtedness other than certain obligations incurred in the ordinary course of business. The restrictions are also subject to certain additional qualifications and carveouts, as set forth in the August 2021 Convertible Note. The August 2021 Convertible Note is subordinated to certain other indebtedness of the Company held by Prestige Corporation (“Prestige”) and the Senior Notes.

The related party revolving line of credit balance of December 31, 2021 was zero and December 31, 2020 was $0.7 million.

For the years ended December 31, 2021 and 2020, total related party debt was $5.3 million and $6.9 million, respectively.

Obligations Under Secured Borrowing Arrangement

In January 2016, the Company entered into a Purchase and Sale Agreement (the “Purchase and Sale Agreement”) with Prestige, pursuant to which the Company agreed to sell and assign, and Prestige agreed to buy and accept, certain accounts receivable owed to the Company (“Accounts”). Under the terms of the Purchase and Sale Agreement, upon the receipt and acceptance of each assignment of Accounts, Prestige will pay the Company 80% of the net face amount of the assigned Accounts, up to a maximum total borrowing of $12.5 million subject to sufficient amounts of accounts receivable to secure the loan. The remaining 20% will be paid to the Company upon collection of the assigned Accounts, less any chargebacks (including chargebacks for any customer amounts that remain outstanding for over 90 days), disputes, or other amounts due to Prestige. Prestige’s purchase of the assigned Accounts from the Company will be at a discount fee which varies from 0.7% to 4%, based on the number of days outstanding from the assignment of Accounts to collection of the assigned Accounts. In addition, the Company granted Prestige a continuing security interest in and first priority lien upon all accounts receivable, inventory, fixed assets, general intangibles, and other assets. Prestige will have no recourse against the Company if payments are not made due to the insolvency of an account debtor within 90 days of invoice date, with the exception of international and certain domestic customers. On April 10, 2019, the Company and Prestige amended the terms of the agreement. The agreement was extended until April 1, 2020 and automatically renews for one (1) year periods unless either party receives written notice of cancellation from the other, at minimum, thirty (30) days prior to the expiration date thereafter.

On June 14, 2021, Prestige advanced the Company $1.0 million with a six-month term, 15% interest rate and 2% accommodation fee.

On July 26, 2021, Prestige advanced the Company $1.0 million with a six-month term and a 15% interest rate. In addition, there was an accommodation fee equal to 1% of the amount advanced plus 18,750 stock options.

On October 12, 2021, the June 14, 2021 and July 26, 2021 the total Prestige advance $2.0 million was extended to the date of the termination of the senior secured note offering, which is in April 2022, and may be extended as discussed above.

For the years ended December 31, 2021 and 2020, the Company assigned Prestige accounts with an aggregate face amount of approximately $49.7 million and $58.0 million, respectively, for which Prestige paid to the Company approximately $49.1 million and $46.4 million, respectively, in cash. During the years ended December 31, 2021 and 2020, $49.7 million and $43.7 million, respectively, was repaid to Prestige, including fees and interest. As of December 31, 2021 and 2020, we had outstanding borrowings of approximately $6.4 and $7.1 million, respectively.

Paycheck Protection Program Loan

Due to economic uncertainty as a result of the ongoing pandemic (“COVID-19”), on May 14, 2020, the Company received an aggregate principal amount of $964,910 pursuant to the borrowing arrangement (“Note”) with Harvest Small Business Finance, LLC (“HSBF”) and agreed to pay the principal amount plus interest at a 1% fixed interest rate per year, on the unpaid principal balance. The Note includes forgiveness provisions in accordance with the requirements of the Paycheck Protection Program, Section 1106 of the CARES Act.

The Note was expected to mature on May 16, 2025. Payments were due by November 16, 2020 (the “Deferment Period”) and interest was accrued during the Deferment Period. However, the Flexibility Act, which was signed into law on June 5, 2020, extended the Deferment Period to the date that the forgiven amount is remitted by the United States Small Business Administration (“SBA”) to HSBF.

On October 25, 2021, the Company received a letter from HSBF indicating the Company’s SBA PPP loan has been forgiven in full by HSBF and was recorded as a $964,910 gain on forgiveness of debt located in other income-loan forgiveness..